Significant Accounting Policies (Tables)	4 Months Ended
Apr. 30, 2013
Significant Accounting Policies Tables [Abstract]
Depreciation and amortization over estimated useful lives

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Furniture and fixtures	7 years
Library (online)	3 years
Software	5 years
Vehicle	5 years

Reclassifications to the consolidated statements of operations

Certain amounts in the 2012 and 2011 Consolidated Financial Statements have been reclassified to conform to this new presentation as follows:

	For the Year Ended December 31, 2012
	Reclassifications

	As Previously	Cost of	As
	Reported	Revenues	Reclassified

Expenses
Cost of revenues (exclusive of depreciation and and amortization shown separately below)	$-	$2,342,037	$2,342,037
Instructional costs and services	899,909	(899,909)	-
Marketing and promotional	1,442,128	(1,442,128)	-
General and administrative	5,235,282	-	5,235,282
Receivable collateral valuation reserve	502,315		502,315
Depreciation and amortization	397,923		397,923
Total costs and expenses	$8,477,557	$-	$8,477,557

	For the Year Ended December 31, 2011
	Reclassifications

	As Previously	Cost of	As
	Reported	Revenues	Reclassified

Expenses
Cost of revenues (exclusive of depreciation and and amortization shown separately below)	$-	$1,041,269	$1,041,269
Instructional costs and services	525,907	(525,907)	-
Marketing and promotional	515,362	(515,362)	-
General and administrative	3,593,956	-	3,593,956
Depreciation and amortization	264,082	-	264,082
Total costs and expenses	$4,899,307	$-	$4,899,307